Long-term debt (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Long-term Debt
Summary of outstanding long-term debt

The following table summarizes Vermilion’s outstanding long-term debt:

	As at
	Dec 31, 2023	Dec 31, 2022
Revolving credit facility	—	147,666
2025 senior unsecured notes	395,839	404,463
2030 senior unsecured notes	518,176	529,222
Long-term debt	914,015	1,081,351

Summary of change in long-term debt

The following table reconciles the change in Vermilion’s long-term debt:

	2023	2022
Balance at January 1	1,081,351	1,651,569
Net repayments on the revolving credit facility	(146,324)	(1,121,868)
Issuance of 2030 senior unsecured notes	—	499,037
Amortization of transaction costs	2,182	1,833
Foreign exchange	(23,194)	50,780
Balance at December 31	914,015	1,081,351

Summary of financial covenants

As at December 31, 2023, the revolving credit facility was subject to the following financial covenants:

		As at
Financial covenant	Limit	Dec 31, 2023	Dec 31, 2022
Consolidated total debt to consolidated EBITDA	Less than 4.0	0.65	0.51
Consolidated total senior debt to consolidated EBITDA	Less than 3.5	—	0.07
Consolidated EBITDA to consolidated interest expense	Greater than 2.5	17.33	27.10

Summary of detailed information about redemption price of unsecured notes option

Year	Redemption price
2025	103.438%
2026	102.292%
2027	101.146%
2028 and thereafter	100.000%

Revolving credit facility
Disclosure of Long-term Debt
Summary of outstanding long-term debt

As at December 31, 2023, Vermilion had in place a bank revolving credit facility maturing May 29, 2027 with the following terms:

	As at
	Dec 31, 2023	Dec 31, 2022
Total facility amount	1,600,000	1,600,000
Amount drawn	—	(147,666)
Letters of credit outstanding	(18,116)	(13,527)
Unutilized capacity	1,581,884	1,438,807